Condensed Consolidated Statement of Operations (unaudited) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 339,778			$ 276,656			$ 994,639	$ 816,176	$ 1,140,072	$ 1,041,007	$ 797,919
Cost of revenues:
Liquidity payments	217,286			167,797			606,983	525,399	727,177	718,217	545,853
Brokerage, clearing, and exchange fees	11,612			17,731			42,547	51,134	68,462	55,001	14,573
Section 31 fees	0			20,241			35,225	40,108	62,140	27,770	38,386
Equity rights program	0			0			0	1,975	1,975	4,601	2,972
Other cost of revenues	1,397			1,329			3,855	3,621	4,674	2,949	500
Total cost of revenues	230,295			207,098			688,610	622,237	864,428	808,538	602,284
Revenues less cost of revenues	109,483			69,558			306,029	193,939	275,644	232,469	195,635
Operating expenses:
Compensation and benefits	68,753			37,850			146,734	107,227	145,225	110,685	83,643
Information technology and communication costs	9,290			7,250			25,689	21,442	29,167	22,513	16,598
Depreciation and amortization	8,229			6,045			21,337	17,107	23,372	21,030	20,284
Occupancy costs	3,568			2,335			9,018	7,032	9,405	7,562	6,767
Professional fees and outside services	10,807			12,658			30,159	34,663	47,656	44,713	35,054
Marketing and business development	759			663			2,077	2,198	3,063	5,555	8,414
Acquisition-related costs	0			0			2,901	0	0	2,723	2,408
General, administrative, and other	8,382			3,916			18,835	14,253	20,581	20,554	17,123
Total operating expenses	109,788			70,717			256,750	203,922	278,469	235,335	190,291
Operating income / (loss)	(305)			(1,159)			49,279	(9,983)	(2,825)	(2,866)	5,344
Non-operating (expense) income:
Change in fair value of warrants on puttable shares & puttable common stock	(338)			(6,791)			(2,229)	(8,149)	(10,594)	(26)	71,267
Change in fair value of puttable warrants issued with debt	(255)			(1,635)			(1,172)	(1,635)	(4,662)	0	0
Interest income	2,658			840			5,371	1,976	3,302	2,664	600
Interest expense and amortization of debt issuance costs	(3,378)			(2,208)			(12,710)	(9,532)	(13,951)	(18,875)	(21,916)
Gain on intangible asset	0			0			(2,054)	52,604	52,604	0	0
Unrealized gain on derivative assets	7,979			10,010			(39,039)	76,684	83,840	0	0
Loss on debt extinguishment	(107,656)			0			(107,656)	0
Other, net	(1,595)			(703)			10,765	(149)	1,475	4,538	(574)
Income / (loss) before income tax provision	(102,890)			(1,646)			(99,445)	101,816	105,081	(22,069)	50,106
Income tax benefit (expense)	810			(1,559)			(528)	(2,721)	(3,095)	697	7,219
Net income / (loss)	(102,080)	$ 23,527	$ (21,420)	(3,205)	$ 107,273	$ (4,973)	(99,973)	99,095	101,986	(21,372)	57,325
Net loss attributable to non-controlling interest	0			(1)			0	(137)	(137)	(482)	(228)
Net income (loss) attributable to Miami International Holdings, Inc.	$ (102,080)			$ (3,204)			$ (99,973)	$ 99,232	$ 102,123	$ (20,890)	$ 57,553
Weighted-average shares of common stock outstanding
Basic (in shares)	70,128,197			63,246,820			66,168,315	60,477,992	60,698,967	56,457,675	54,710,544
Diluted (in shares)	70,128,197			63,246,820			66,168,315	75,212,560	74,625,858	56,457,675	75,167,367
Net income (loss) per share attributable to common stock
Basic (in dollars per share)	$ (1.46)			$ (0.05)			$ (1.51)	$ 1.64	$ 1.68	$ (0.37)	$ 1.05
Diluted (in dollars per share)	$ (1.46)			$ (0.05)			$ (1.51)	$ 1.35	$ 1.39	$ (0.37)	$ 0.77
Transaction and clearing fees
Revenues:
Total revenues	$ 292,814			$ 240,623			$ 868,257	$ 712,209	$ 1,000,114	$ 907,142	$ 698,434
Access fees
Revenues:
Total revenues	27,096			22,490			77,285	66,787	89,567	88,049	62,031
Market data fees
Revenues:
Total revenues	10,730			9,143			30,625	24,808	33,646	30,114	28,043
Other revenue
Revenues:
Total revenues	$ 9,138			$ 4,400			$ 18,472	$ 12,372	$ 16,745	$ 15,702	$ 9,411